Expense Example - Global X Funds Member - Global X Asia Defense Tech ETF - Global X Asia Defense Tech ETF Class	Oct. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160